Supplemental Cash Flow Information (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Conversion of Stock [Line Items]
Cash and cash equivalents (Consolidated Balance Sheets)	$ 8,939	$ 9,513
Restricted cash included in prepaid expenses and other and other assets	38	179
Total cash, cash equivalents and restricted cash (Consolidated Statements of Cash Flows)	8,976	9,692	$ 530	$ 996
Cash paid for interest, net of capitalized interest	1,300	610	171
Cash paid for income taxes, net of recoveries	0	0	46
Commercial paper
Conversion of Stock [Line Items]
Repayments of short term debt	0	526	0
Proceeds from short term debt	$ 0	$ 525	$ 0
Convertible | Common stock
Conversion of Stock [Line Items]
Shares issued (in shares)	151.2
Repurchase amount	$ 1,300